Dec. 31, 2024
T. Rowe Price Mid-Cap Index Fund
Mid-Cap Index Fund
Investment Objective(s)
The fund seeks to track the performance of a benchmark index that measures the investment return of mid-capitalization U.S. stocks.
Fees and Expenses

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the fund. You may also incur brokerage commissions and other charges when buying or selling shares of the fund, which are not reflected in the table or example below.

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - T. Rowe Price Mid-Cap Index Fund	Investor Class		I Class		Z Class
Management fees	0.09%		0.09%		0.09%
Other expenses	0.21%		0.21%	[1]	0.16%
Total annual fund operating expenses	0.30%		0.30%		0.25%
Fee waiver/expense reimbursement	(0.03%)	[2]	(0.16%)	[1]	(0.25%)	[3]
Total annual fund operating expenses after fee waiver/expense reimbursement	0.27%	[2]	0.14%	[1]	none	[3]
[1]

T. Rowe Price Associates, Inc., has contractually agreed (through April 30, 2026) to pay the operating expenses of the fund’s I Class excluding management fees; interest; expenses related to borrowings, taxes, and brokerage; nonrecurring, extraordinary expenses; and acquired fund fees and expenses (I Class Operating Expenses), to the extent the I Class Operating Expenses exceed 0.05% of the class’ average daily net assets. The agreement may only be terminated at any time after April 30, 2026, with approval by the fund’s Board of Directors. Any expenses paid under this agreement (and any applicable prior limitations) are subject to reimbursement to T. Rowe Price Associates, Inc., by the class whenever the I Class Operating Expenses are below 0.05%. However, the class will not reimburse T. Rowe Price Associates, Inc., more than three years from the date such amounts were initially waived or paid. The class may only reimburse T. Rowe Price Associates, Inc., if the reimbursement does not cause the I Class Operating Expenses (after the reimbursement is taken into account) to exceed the current expense limitation on I Class Operating Expenses (or the expense limitation in place at the time the amounts were waived or paid).

[2]

T. Rowe Price Associates, Inc., has contractually agreed (through April 30, 2026) to waive its fees and/or bear any expenses (excluding interest; expenses related to borrowings, taxes, and brokerage; nonrecurring, extraordinary expenses; and acquired fund fees and expenses) that would cause the class’ ratio of expenses to average daily net assets to exceed 0.27%. The agreement may only be terminated at any time after April 30, 2026, with approval by the fund’s Board of Directors. Fees waived and expenses paid under this agreement (and any applicable prior limitations) are subject to reimbursement to T. Rowe Price Associates, Inc., by the class whenever the class’ expense ratio is below 0.27%. However, the class will not reimburse T. Rowe Price Associates, Inc., more than three years from the date such amounts were initially waived or paid. The class may only reimburse T. Rowe Price Associates, Inc., if the reimbursement does not cause the class’ expense ratio (after the reimbursement is taken into account) to exceed the class’ current expense limitation (or the expense limitation in place at the time the amounts were waived or paid).

[3]

T. Rowe Price Associates, Inc., has contractually agreed to waive and/or bear all the Z Class’ expenses (excluding interest; expenses related to borrowings, taxes, and brokerage; nonrecurring, extraordinary expenses; and acquired fund fees and expenses) in their entirety. T. Rowe Price Associates, Inc., expects this fee waiver and/or expense reimbursement arrangement to remain in place indefinitely, and the agreement may only be amended or terminated with approval by the fund’s Board of Directors.

Example
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods, that your investment has a 5% return each year, and that the fund’s operating expenses remain the same. The example also assumes that any current expense limitation arrangement remains in place for the period noted in the previous table; therefore, the figures have been adjusted to reflect fee waivers or expense reimbursements only in the periods for which the expense limitation arrangement is expected to continue. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - T. Rowe Price Mid-Cap Index Fund - USD ($)	Investor Class	I Class	Z Class
1 Year	$ 28	$ 14	none
3 Years	93	77	none
5 Years	165	150	none
10 Years	$ 377	$ 362	none

Portfolio Turnover

Portfolio Turnover The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when the fund’s shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 31.7% of the average value of its portfolio.

Principal Investment Strategies

Under normal conditions, the fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in mid-cap stocks and in stocks that are included in its benchmark index. Any derivatives that provide exposure to the investment focus suggested by the fund’s name, or to one or more market risk factors associated with the investment focus suggested by the fund’s name, are counted (as applicable) toward compliance with the fund’s 80% investment policy.

The fund seeks to employ a full replication strategy, which involves investing substantially all of its assets in all of the stocks in the benchmark index in proportion to each stock’s weighting in the index. If a material misweighting develops, the portfolio manager seeks to rebalance the portfolio in an effort to realign it with its index.

The fund defines mid-cap stocks as those whose market capitalization, at the time of purchase, falls within the range of its benchmark index. As of December 31, 2024, the market capitalization range for the benchmark index, the Russell Select Mid Cap Index (Index), was approximately $355 million to $96.7 billion.

The fund attempts to track the performance of mid-cap U.S. stocks by seeking to track, before fees and expenses, the performance of the Index. The Index, which is constructed by the Russell Investment Group, is designed to measure the performance of the mid-cap segment of the U.S. equity universe. It includes approximately 500 mid-cap U.S. securities based on market capitalization without consideration to a growth or value style. The Index is generally constructed by including all of the stocks in the Russell 1000® Index except for those also represented in the S&P 500® Index, and is reconstituted periodically to ensure larger or smaller stocks do not distort the performance and characteristics of the mid-cap opportunity set.

Because the fund typically holds securities in proportion to their weight in the Index, the fund intends to be diversified in approximately the same proportion as the Index is diversified. The fund may become nondiversified, as defined under the Investment Company Act of 1940, solely as a result of changes in the composition of the Index.

The fund may sell securities to better align its portfolio with the characteristics of the Index and will generally seek to sell securities that have been removed from the Index within a reasonable timeframe taking into consideration market conditions.

Principal Risks
Risk Table - T. Rowe Price Mid-Cap Index Fund	Risk [Text Block]
Risk Lose Money [Member]	The fund’s share price fluctuates, which means you could lose money by investing in the fund.
Index investing

Index investing: Because the fund is passively managed and seeks to match the performance of its benchmark index, holdings are generally not reallocated based on changes in market conditions or outlook for a specific security, industry, or market sector. As a result, the fund’s performance may lag the performance of actively managed funds.

Tracking error

Tracking error: The returns of the fund may deviate from the returns of its benchmark index (referred to as “tracking error”) because the fund incurs fees and transaction expenses while the index has no fees or expenses. The risk of tracking error is increased to the extent the fund is unable to fully replicate its benchmark index, which could result from changes in the composition of the index or the timing of purchases and redemptions of fund shares.

Market conditions

Market conditions: The value of the fund’s investments may decrease, sometimes rapidly or unexpectedly, due to factors affecting an issuer held by the fund, particular industries, or the overall securities markets. A variety of factors can increase the volatility of the fund’s holdings and markets generally, including economic, political, or regulatory developments, recessions, inflation, rapid interest rate changes, war, military conflict, acts of terrorism, natural disasters, and outbreaks of infectious illnesses or other widespread public health issues (such as the coronavirus pandemic) and related governmental and public responses (including sanctions).

Certain events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others. Government intervention in markets may impact interest rates, market volatility, and security pricing. These adverse developments may cause broad declines in market value due to short-term market movements or for significantly longer periods during more prolonged market downturns.

Stock investing

Stock investing: Stocks generally fluctuate in value more than bonds and may decline significantly over short time periods. There is a chance that stock prices overall will decline because stock markets tend to move in cycles, with periods of rising and falling prices. The value of stocks held by the fund may decline due to general weakness or volatility in the stock markets in which the fund invests or because of factors that affect a particular company or industry.

Mid-cap stocks

Mid-cap stocks: Investments in securities issued by mid-cap companies are likely to be more volatile than investments in securities issued by large-cap companies. Mid-cap companies may have less seasoned management, narrower product lines, and less capital reserves and liquidity than large-cap companies, and are therefore more sensitive to economic, market, and industry changes.

Risk Nondiversified Status [Member]

Nondiversification: The fund may become nondiversified due to the composition of its benchmark index, and thus invest a large percentage of its assets in securities issued by or representing a small number of issuers. As a result, the fund’s performance may be adversely affected; the fund’s shares may experience greater price volatility; and the fund may be more susceptible to the risks associated with these particular issuers or to a single economic, political, or regulatory occurrence affecting these issuers.

Sector exposure

Sector exposure: Issuers in the same economic sector may be similarly affected by economic or market events, making the fund more vulnerable to unfavorable developments in that economic sector than funds that invest more broadly.

Cybersecurity breaches

Cybersecurity breaches: The fund could be harmed by intentional cyberattacks and other cybersecurity breaches, including unauthorized access to the fund’s assets, confidential information, or other proprietary information. In addition, a cybersecurity breach could cause one of the fund’s service providers or financial intermediaries to suffer unauthorized data access, data corruption, or loss of operational functionality.

Performance

The following performance information provides some indication of the risks of investing in the fund. The fund’s performance information represents only past performance (before and after taxes) and is not necessarily an indication of future results.

The following bar chart illustrates how much returns can differ from year to year by showing calendar year returns and the best and worst calendar quarter returns during those years for the fund’s Investor Class. Returns for other share classes vary since they have different expenses.

Calendar Year Returns

	Quarter Ended	Total Return		Quarter Ended	Total Return
Best Quarter	6/30/20	34.10%	Worst Quarter	3/31/20	-25.98%

Average Annual Total Returns Periods ended December 31, 2024

The following table shows the average annual total returns for each class of the fund that has been in operation for at least one full calendar year. The fund’s performance information included in the table is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the table may also include one or more indexes that more closely aligns to the fund’s investment strategy (Strategy Benchmark(s)).

In addition, the table shows hypothetical after-tax returns to demonstrate how taxes paid by a shareholder may influence returns. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as a 401(k) account or an IRA. After-tax returns are shown only for the Investor Class and will differ for other share classes.

Average Annual Total Returns - T. Rowe Price Mid-Cap Index Fund		Label	1 Year	5 Years	Since Inception		Inception Date
Investor Class			19.84%	11.64%	12.14%		Dec. 09, 2015
Investor Class | After Taxes on Distributions			19.31%	10.91%	11.11%
Investor Class | After Taxes on Distributions and Sales			11.97%	9.08%	9.64%
I Class			19.99%	11.77%	12.27%		Dec. 09, 2015
Z Class			20.12%		22.19%		Mar. 16, 2020
Russell 3000® Index	[1]	Russell 3000® Index
Russell 3000® Index		Russell 3000® Index
Russell 3000® Index	[2]				13.86%
Russell 3000® Index			23.81%	13.86%	22.33%	[3]
Russell Select Mid Cap Index		Russell Select Mid Cap Index
Russell Select Mid Cap Index	[2]				12.36%
Russell Select Mid Cap Index			20.15%	11.93%	22.18%	[3]
[1]	Due to new SEC Rules on shareholder reporting, the fund adopted a new broad-based securities market index, referred to as the Regulatory Benchmark.
[2]	Return since 12/9/15.
[3]	Return since 3/16/20.

Updated performance information is available through troweprice.com.